Trade Receivable, Net - Summary of Trade Receivable (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables			$ 9,705	$ 11,277
Other			980	1,181
Allowance for doubtful accounts on trade receivables			(515)	(493)
Accounts receivable, net	$ 579		11,523	15,476	[2]
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			509	802
Loans to Employees
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			82	56
FEMSA and Subsidiaries
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			624	2,039
Other Related Parties
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			138	614
Other			$ 5	$ 261

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18